COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENT LIABILITIES [abstract]
Schedule of operating lease commitments

	December 31,
	2017	2018
	RMB	RMB

Within one year	11,114	15,625
Between one and two years	11,492	14,668
Between two and three years	10,730	13,986
Between three and four years	10,552	13,734
Between four and five years	10,428	13,494
Thereafter	202,806	281,287
	257,122	352,794

Schedule of capital commitments

	December 31,
	2017	2018
	RMB	RMB

Authorized and contracted for (i)	120,386	141,045
Authorized but not contracted for	57,997	54,392
	178,383	195,437

Note:

(i) The investment commitments for the year ended December 31, 2017 and 2018 of the Group were RMB 3,364 and RMB 5,553 respectively.

Schedule of estimated future annual payments of exploration and production licenses

	December 31,
	2017	2018
	RMB	RMB

Within one year	205	380
Between one and two years	83	79
Between two and three years	32	33
Between three and four years	28	28
Between four and five years	28	28
Thereafter	882	852
	1,258	1,400

Schedule of contingent liabilities

	December 31,
	2017	2018
	RMB	RMB

Joint ventures	940	5,033
Associates (ii)	13,520	12,168
Others	9,732	7,197
	24,192	24,398

Note:

(ii) The Group provided a guarantee in respect to standby credit facilities granted to Zhongtian Synergetic Energy by banks amount to RMB 17,050. As of December 31, 2017 and 2018, the amount withdrawn by Zhongtian Synergetic Energy and guaranteed by the Group was RMB 13,520, RMB 12,168.